787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 259 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Statement of Additional Information for Legg Mason Batterymarch Managed Volatility International Dividend Fund, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A on February 25, 2013. That Post-Effective Amendment became effective on February 25, 2013, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Neesa N. Patel, Willkie Farr & Gallagher LLP

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